CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
REVENUES:
Total vessel revenues	$ 46,240,892	$ 65,069,003		$ 97,515,511
Revenue from services (including $0, $381,778, $10,764,653 from related parties for the years ended December 31, 2023, 2024, and 2025, respectively)	35,573,513	1,174,376	[1]	0
Total revenues	81,814,405	66,243,379		97,515,511
EXPENSES:
Voyage expenses (including $1,274,384, $1,170,615 and $1,566,628 to related parties for the years ended December 31, 2023, 2024, and 2025, respectively)	(4,078,667)	(4,248,856)		(5,052,228)
Vessel operating expenses	(19,140,916)	(26,188,773)		(41,913,628)
Cost of revenue from services (exclusive of depreciation and amortization shown separately below)	(22,116,441)	(1,117,476)	[1]	0
Management fees to related parties	(4,022,007)	(4,808,602)		(7,167,397)
Depreciation and amortization	(14,760,087)	(15,037,006)		(22,076,831)
Loss on vessels held for sale (including $0, $165,000 and $145,000 to related parties for the years ended December 31, 2023, 2024, and 2025, respectively)	(5,554,777)	(3,629,521)		0
(Provision) / recovery of provision for doubtful accounts	1,640,626	(4,823)		0
General and administrative expenses (including $3,099,000, $7,859,350 and $3,942,173 to related parties for the years ended December 31, 2023, 2024, and 2025, respectively)	(19,429,796)	(13,343,878)		(5,681,371)
Net gain / (loss) on sale of vessels (including $1,111,135, $2,069,012 and $699,205 to related parties for the years ended December 31, 2023, 2024, and 2025, respectively)	(2,005,320)	19,298,394		6,383,858
Gain from a claim	0	1,418,096		0
Total expenses, net	(89,467,385)	(47,662,445)		(75,507,597)
Other operating income (expense):
Net gain on disposition of assets	309,680	158,440		0
Net loss from equity method investments	(326,123)	0		0
Net gain / (loss) from equity method investments measured at fair value	(10,755,335)	2,687,236		0
Total other operating income (expense)	(10,771,778)	2,845,676		0
Operating income / (loss)	(18,424,758)	21,426,610		22,007,914
OTHER INCOME/(EXPENSES):
Interest and finance costs (including $0, $781,828 and $2,775,459 to related parties for the years ended December 31, 2023, 2024 and 2025, respectively)	(4,971,728)	(6,086,355)		(11,259,643)
Interest income	1,912,530	6,882,719		3,209,886
Dividend income from equity method investments measured at fair value (related party)	17,967,315	0		0
Foreign exchange losses	(420,370)	(161,142)		(92,745)
Dividend income on equity securities	3,415,291	6,692,418		1,312,222
Dividend income from related party	1,361,112	1,423,332		1,166,667
Other, net	4,692,704	0		0
Gain on debt securities	4,069	0		0
Gain / (loss) on equity securities	16,871,867	(14,738,660)		5,136,649
Total other (expenses) / income, net	40,832,790	(5,987,688)		(526,964)
Net income from continuing operations, before taxes	22,408,032	15,438,922		21,480,950
Withholding Tax on dividends received	(542,765)	0		0
Income taxes	(323,104)	(133,988)		(177,794)
Net income from continuing operations, net of taxes	21,542,163	15,304,934		21,303,156
Net income from discontinued operations, net of taxes	0	0		17,339,332
Net income	21,542,163	15,304,934		38,642,488
Less: Net income attributable to the non-controlling interest	(2,273,340)	(685,938)		0
Net income attributable to Castor Maritime Inc.	19,268,823	14,618,996		38,642,488
Deemed dividend on warrants repurchase	0	0		(444,885)
Net income attributable to common shareholders of Castor Maritime Inc.	10,925,627	33,804,394		36,980,474
Other comprehensive (loss) / income:
Foreign currency translation	29,647,528	(1,878,694)		0
Net cash flow hedges	324,666	(168,377)		0
Other comprehensive (loss) / income	29,972,194	(2,047,071)		0
Other comprehensive loss / (income) attributable to noncontrolling interests	(7,834,495)	537,884		0
Other comprehensive (loss) / income attributable to Castor Maritime Inc.	22,137,699	(1,509,187)		0
Total comprehensive income	51,514,357	13,257,863		38,642,488
Comprehensive income attributable to noncontrolling interests	(10,107,835)	(148,054)		0
Total comprehensive income attributable to Castor Maritime Inc.	$ 41,406,522	$ 13,109,809		$ 38,642,488
Earnings per common share, basic attributable to Castor Maritime Inc. common shareholders, continuing operations (in dollars per share)	$ 1.13	$ 3.5		$ 2.05
Earnings per common share, diluted attributable to Castor Maritime Inc. common shareholders, continuing operations (in dollars per share)	0.36	0.38		0.95
Earnings per common share, basic attributable to Castor Maritime Inc. common shareholders, discontinued operations (in dollars per share)	0	0		1.81
Earnings per common share, diluted attributable to Castor Maritime Inc. common shareholders, discontinued operations (in dollars per share)	0	0		0.79
Earnings per common share, basic attributable to Castor Maritime Inc. common shareholders, Total (in dollars per share)	1.13	3.5		3.86
Earnings per common share, diluted attributable to Castor Maritime Inc. common shareholders, Total (in dollars per share)	$ 0.36	$ 0.38		$ 1.74
Weighted average number of common shares, basic (in shares)	9,662,354	9,662,354		9,571,045
Weighted average number of common shares, diluted (in shares)	53,652,910	38,745,250		21,953,833
Time Charter [Member]
REVENUES:
Total vessel revenues	$ 42,180,126	$ 65,069,003		$ 97,515,511
Pool [Member]
REVENUES:
Total vessel revenues	4,060,766	0		0
Series D Preferred Stock [Member]
OTHER INCOME/(EXPENSES):
Dividend on Preferred Shares	(4,979,167)	(2,645,833)		(1,020,833)
Deemed dividend on Preferred Shares	(3,005,817)	(606,444)		(196,296)
Deemed contribution from preferred shareholders	0	22,437,675		0
Series E Preferred Stock [Member]
OTHER INCOME/(EXPENSES):
Dividend on Preferred Shares	(189,583)	0		0
Deemed dividend on Preferred Shares	$ (168,629)	$ 0		$ 0

[1]	Results for the year ended December 31, 2024 reflect data for the period from the acquisition of MPC Capital on December 16, 2024, through December 31, 2024.